Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Basis of presentation
3.1 Basis of presentation
The interim condensed consolidated financial statements of the Group as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020 have been prepared in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”).
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2020, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRS IC”).

The interim condensed consolidated financial statements are presented in Euros. Amounts are stated in thousands of Euros, unless otherwise indicated.
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2020. The new and amended standards and interpretations applied for the first time as of January 1, 2021, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2020, had no impact on the interim condensed consolidated financial statements of the Group for the three and six months ended as of June 30, 2021.
As of June 30, 2021, Immatics holds bonds.
The bonds’
contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost.
The Group had a
non-controlling
interest, representing approximately 3.96% of the Group’s Immatics US, Inc. subsidiary as of June 30, 2020, held by MD Anderson. On July 1, 2020 and as part of the ARYA Merger, this non-controlling
interest in Immatics US, Inc. was exchanged for ordinary shares in Immatics N.V.
3.2 Restatement of Unaudited Condensed Consolidated Financial Statements to correct the presentation of the warrants
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the “SEC”) together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The Staff Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for their warrants that could result in the warrants issued by SPACs being classified as a liability measured at fair value, with non-cash fair value adjustments recorded in the statement of operations for each reporting period. This guidance was applicable for companies that reported using U.S. GAAP.
Under IFRS, there are alternative perspectives on whether warrants issued by a SPAC that are considered in determining the IFRS 2 charge for listing services can (i) continue to be accounted for under IFRS 2 and presented in equity or (ii) should be evaluated under IAS 32 and presented as a liability and adjusted to fair value at the balance sheet date.
Given the alternative perspectives, Immatics believed there was a choice to account for the warrants under IFRS 2 as part of equity or as a liability under IAS 32 and elected to present the warrants as part of equity. However, Immatics has observed that another foreign private issuer has restated its financial statements recently following the dialogue it reported with the Staff, and changed the presentation of its warrants from equity to liability under IFRS.
Immatics previously classified its warrants as equity. The Company reviewed and discussed the accounting treatment of its warrants with its financial advisors and the audit committee of its board of directors and evaluated the applicability and potential impact of the SEC Staff’s view on the accounting for the warrants under IFRS.
Following this review and evaluation, and after consulting with management, the Company’s board of directors, upon the recommendation of the audit committee, concluded that, in light of the recent developments it should restate its financial statements to correct for the misapplication of IFRS and to account for the warrants as a liability that is adjusted to fair value
The financial statements of 2020 were restated in the Amendment No. 1 of the 20-F published on October 28, 2021.
The following represents the reconciliation of our unaudited condensed Consolidated Statement of Financial Position as of June 30, 2021:

	As of June 30, 2021
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Total Assets	216,505	—	216,505

Other financial liabilities	—	20,805	20,805

Total current liabilities	73,128	20,805	93,933

Total non-current liabilities	66,937	—	66,937

Total liabilities	140,065	20,805	160,870

Shareholders’ equity (deficit)
Share capital	629	—	629
Share premium	589,609	(34,644)	554,965
Accumulated deficit	(507,663)	13,839	(493,824)
Other reserves	(6,135)	—	(6,135)
Total equity (deficit) attributable to shareholders of the parent	76,440	(20,805)	55,635

Total shareholders’ equity (deficit)	76,440	(20,805)	55,635

Total liabilities and shareholders’ equity (deficit)	216,505	—	216,505

The following represents the reconciliation of our unaudited condensed Consolidated Statement of Loss for the three-months ended and six-months ended June 30, 2021:

	Three months ended June 30, 2021			Six months ended June 30, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Change in fair value of warrant liabilities	—	(2,722)	(2,722)	—	(3,936)	(3,936)

Financial result	(416)	(2,722)	(3,138)	1,824	(3,936)	(2,112)

Loss before taxes	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Taxes on income	—	—	—	—	—	—

Net loss	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Attributable to:
Equity holders of the parent	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Non-controlling interest	—	—	—	—	—	—

Net loss	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)

Net loss per share - basic and diluted	(0,38)	(0,04)	(0,42)	(0,72)	(0,06)	(0,78)
Weighted average shares outstanding - basic and diluted	62,909,095	—	62,909,095	62,908,945	—	62,908,945
The following represents the reconciliation of our unaudited condensed Consolidated Statement of Comprehensive Loss for the three-months ended and six-months ended June 30, 2021:

	Three months ended June 30, 202 1			Six months ended June 30, 202 1
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Net Loss	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Other comprehensive loss
Currency translation differences from foreign operations	(1,401)	—	(1,401)	1,324	—	1,324

Total comprehensive loss for the period	(25,213)	(2,722)	(27,935)	(44,086)	(3,936)	(48,022)
Attributable to:
Equity holders of the parent	(25,213)	(2,722)	(27,935)	(44,086)	(3,936)	(48,022)
Non-controlling interest	—	—	—	—	—	—

Total comprehensive loss for the period	(25,213)	(2,722)	(27,935)	(44,086)	(3,936)	(48,022)

The following represents the reconciliation of our unaudited condensed Consolidated Statement of Cash Flows for six-months ended June 30, 2021:

	Six months ended June 30, 2021
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Loss before taxation	(45,410)	(3,936)	(49,346)
Adjustment to reconcile net loss to net cash used in operating activities	18,823	3,936	22,759
Net cash provided by/(used in) operating activities	(36,602)	—	(36,602)
Net cash provided by/(used in) investing activities	(10,306)	—	(10,306)
Net cash provided by/(used in) financing activities	(1,348)	—	(1,348)

Net decrease in cash and cash equivalents	(48,256)	—	(48,256)

Cash and cash equivalents at beginning of period	207,530	—	207,530

Effects of exchange rate changes on cash and cash equivalents	819	—	819

Cash and cash equivalents at end of period	160,093	—	160,093